Shareholder Report, Holdings (Details) - C000249041 [Member]	Nov. 30, 2024
Direxion Daily S&P 500 Bull 3X [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
ProShares UltraPro Dow30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Direxion Daily Semiconductors Bull 3x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Levered Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%